ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2025	2024
Trade payables	35,687	45,417
Accrued liabilities	64,586	84,510
Accounts payable and accrued liabilities	100,273	129,927